Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 — SUBSEQUENT EVENTS

On August 1, 2025, the Company’s board of directors approved a 1-for-80 reverse stock split of its ordinary shares, which became effective on August 18, 2025. As a result of the reverse split, each of the eighty pre-split ordinary shares outstanding automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholders. No fractional shares were issued to any shareholders in connection with the reverse split. Each shareholder received one share of the Company in lieu of the fractional share that would have resulted from the reverse split. As a result of the reverse split, the par value changed from $0.001 to $0.08 accordingly. The Company’s ordinary shares and per share data as reflected in the unaudited condensed consolidated financial statements have been retroactively restated as if the transaction occurred at the beginning of the periods presented.

The Company evaluated the subsequent events through September 4, 2025, which is the date of the issuance of these unaudited condensed consolidated financial statements, and concluded that there are no additional subsequent events except disclosed above that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.